Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020		Mar. 31, 2019
Derivative assets
Gross derivative balances, Derivative assets		¥ 21,190		¥ 14,929
Less: Amounts offset in the consolidated balance sheets		(19,248)		(14,077)
Total net amounts reported on the face of the consolidated balance sheets		1,942		852
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[1]	(182)		(115)
Net amount		1,760		737
Derivative liabilities
Gross derivative balances, Derivative liabilities		20,790	[2],[3]	14,517
Less: Amounts offset in the consolidated balance sheets		(18,987)	[3],[4]	(13,710)
Total net amounts reported on the face of the consolidated balance sheets		1,803	[3],[5]	807
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[1],[3]	(125)		(86)
Net amount		1,678		721
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		869		636
Derivative liabilities
Gross derivative balances, Derivative liabilities		875	[3]	611
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,052		215
Derivative liabilities
Gross derivative balances, Derivative liabilities		1,133	[3]	309
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		11,881		7,295
Derivative liabilities
Gross derivative balances, Derivative liabilities		11,438	[3]	6,946
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,692		1,327
Derivative liabilities
Gross derivative balances, Derivative liabilities		1,758	[3]	1,341
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		56		10
Derivative liabilities
Gross derivative balances, Derivative liabilities		18	[3]	3
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		278		355
Derivative liabilities
Gross derivative balances, Derivative liabilities		311	[3]	283
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		126		176
Derivative liabilities
Gross derivative balances, Derivative liabilities		132	[3]	178
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		3		2
Derivative liabilities
Gross derivative balances, Derivative liabilities		14	[3]	3
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		5,224		4,912
Derivative liabilities
Gross derivative balances, Derivative liabilities		5,105	[3]	4,842
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		1
Derivative liabilities
Gross derivative balances, Derivative liabilities		1	[2],[3]
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		8		1
Derivative liabilities
Gross derivative balances, Derivative liabilities		¥ 5	[3]	¥ 1

[1]	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2019, a total of ¥140 billion of cash collateral receivables and ¥407 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2020, a total of ¥374 billion of cash collateral receivables and ¥540 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
[2]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2019, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥277 billion and ¥374 billion, respectively. As of March 31, 2020, the gross balance of such derivative assets and derivative liabilities was ¥1,013 billion and ¥1,046 billion, respectively.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2019, Nomura offset a total of ¥1,259 billion of cash collateral receivables against net derivative liabilities and ¥1,626 billion of cash collateral payables against net derivative assets. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets.
[5]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.